Schedule of Investments(a)
September 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–96.84%
Aerospace & Defense–1.79%
AAR Corp.(b)	282,637	$25,344,060
ATI, Inc.(b)	186,463	15,166,900
		40,510,960
Agricultural & Farm Machinery–0.54%
AGCO Corp.	114,071	12,213,582
Air Freight & Logistics–1.12%
Hub Group, Inc., Class A	736,367	25,360,480
Application Software–2.20%
Confluent, Inc., Class A(b)(c)	925,222	18,319,395
Unity Software, Inc.(b)	785,746	31,461,270
		49,780,665
Asset Management & Custody Banks–2.10%
DigitalBridge Group, Inc.	1,570,721	18,377,436
Federated Hermes, Inc., Class B	560,413	29,102,247
		47,479,683
Automotive Parts & Equipment–3.21%
Dorman Products, Inc.(b)	255,106	39,765,923
Visteon Corp.	273,871	32,826,178
		72,592,101
Automotive Retail–2.30%
AutoNation, Inc.(b)	237,659	51,992,659
Biotechnology–5.12%
ADMA Biologics, Inc.(b)	1,989,982	29,173,136
Ascendis Pharma A/S, ADR (Denmark)(b)	116,902	23,241,287
BridgeBio Pharma, Inc.(b)(c)	417,876	21,704,480
Caris Life Sciences, Inc.(b)(c)	89,841	2,717,690
LENZ Therapeutics, Inc.(b)(c)	118,807	5,534,030
Soleno Therapeutics, Inc.(b)(c)	178,647	12,076,537
Twist Bioscience Corp.(b)(c)	474,743	13,359,268
Ultragenyx Pharmaceutical, Inc.(b)	264,992	7,970,959
		115,777,387
Building Products–2.80%
Hayward Holdings, Inc.(b)	1,113,205	16,831,660
Zurn Elkay Water Solutions Corp.	987,774	46,455,011
		63,286,671
Commercial & Residential Mortgage Finance–1.81%
PennyMac Financial Services, Inc.(c)	329,927	40,871,357
Construction & Engineering–0.59%
WillScot Holdings Corp.(c)	635,945	13,424,799
Construction Machinery & Heavy Transportation Equipment– 3.15%
Allison Transmission Holdings, Inc.	290,500	24,657,640
Atmus Filtration Technologies, Inc.	534,426	24,097,268
Federal Signal Corp.	188,863	22,472,809
		71,227,717
Shares		Value
Construction Materials–0.91%
Knife River Corp.(b)(c)	268,144	$20,612,229
Diversified Banks–0.71%
Bank of N.T. Butterfield & Son Ltd. (The) (Bermuda)	375,033	16,096,416
Diversified REITs–1.48%
Essential Properties Realty Trust, Inc.	1,121,941	33,388,964
Education Services–1.40%
Stride, Inc.(b)	212,106	31,591,068
Electric Utilities–1.12%
Portland General Electric Co.	576,700	25,374,800
Electronic Components–1.62%
Belden, Inc.	303,560	36,509,161
Electronic Equipment & Instruments–2.81%
Badger Meter, Inc.	89,520	15,986,481
Itron, Inc.(b)	248,428	30,944,192
Ralliant Corp.	380,275	16,629,426
		63,560,099
Electronic Manufacturing Services–0.22%
Sanmina Corp.(b)	42,398	4,880,434
Environmental & Facilities Services–2.41%
ABM Industries, Inc.	504,399	23,262,882
Casella Waste Systems, Inc., Class A(b)	329,060	31,221,213
		54,484,095
Financial Exchanges & Data–0.48%
Bullish (Cayman Islands)(b)(c)	171,880	10,933,287
Footwear–0.86%
Steven Madden Ltd.(c)	582,326	19,496,274
Gas Utilities–1.33%
Chesapeake Utilities Corp.	222,627	29,985,631
Health Care Equipment–0.86%
Integer Holdings Corp.(b)(c)	188,008	19,426,867
Health Care Facilities–1.72%
Encompass Health Corp.	186,771	23,723,652
Surgery Partners, Inc.(b)(c)	696,104	15,063,691
		38,787,343
Health Care REITs–1.74%
American Healthcare REIT, Inc.	934,148	39,243,558
Health Care Services–3.23%
Addus HomeCare Corp.(b)	127,487	15,042,191
BrightSpring Health Services, Inc.(b)(c)	890,250	26,315,790
Guardant Health, Inc.(b)	506,441	31,642,434
		73,000,415
Homebuilding–2.24%
Champion Homes, Inc.(b)	222,279	16,975,447
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Small Cap Fund®

Shares		Value
Homebuilding–(continued)
KB Home(c)	528,287	$33,620,185
		50,595,632
Hotels, Resorts & Cruise Lines–0.94%
Wyndham Hotels & Resorts, Inc.(c)	264,395	21,125,161
Human Resource & Employment Services–2.26%
Korn Ferry	404,361	28,297,183
Upwork, Inc.(b)(c)	1,220,390	22,662,642
		50,959,825
Industrial Machinery & Supplies & Components–4.32%
Enpro, Inc.	176,739	39,943,014
ESAB Corp.	273,482	30,558,879
Gates Industrial Corp. PLC(b)	1,095,950	27,201,479
		97,703,372
Industrial REITs–1.36%
Terreno Realty Corp.	539,723	30,629,280
Investment Banking & Brokerage–1.89%
BGC Group, Inc., Class A	2,209,072	20,897,821
Stifel Financial Corp.	192,943	21,893,242
		42,791,063
IT Consulting & Other Services–0.83%
ASGN, Inc.(b)	395,305	18,717,692
Life Sciences Tools & Services–1.57%
BioLife Solutions, Inc.(b)(c)	692,999	17,678,404
Repligen Corp.(b)	132,958	17,772,496
		35,450,900
Metal, Glass & Plastic Containers–1.04%
Silgan Holdings, Inc.(c)	548,165	23,576,577
Oil & Gas Drilling–1.08%
Helmerich & Payne, Inc.(c)	1,107,422	24,462,952
Oil & Gas Equipment & Services–1.24%
Kodiak Gas Services, Inc.(c)	756,826	27,979,857
Oil & Gas Exploration & Production–2.01%
Northern Oil and Gas, Inc.	1,081,127	26,811,949
SM Energy Co.	743,144	18,556,306
		45,368,255
Other Specialized REITs–1.05%
Outfront Media, Inc.(c)	1,300,182	23,819,334
Personal Care Products–1.42%
BellRing Brands, Inc.(b)	521,990	18,974,337
Interparfums, Inc.	134,017	13,184,592
		32,158,929
Pharmaceuticals–1.54%
Collegium Pharmaceutical, Inc.(b)	351,347	12,293,631
Structure Therapeutics, Inc., ADR(b)(c)	191,979	5,375,412
Tarsus Pharmaceuticals, Inc.(b)(c)	287,020	17,057,599
		34,726,642
Property & Casualty Insurance–1.47%
Definity Financial Corp. (Canada)	293,689	15,094,901
Shares		Value
Property & Casualty Insurance–(continued)
Skyward Specialty Insurance Group, Inc.(b)	380,430	$18,093,251
		33,188,152
Regional Banks–10.08%
Ameris Bancorp	216,209	15,850,282
Banc of California, Inc.	1,401,582	23,196,182
Beacon Financial Corp.(c)	493,270	11,695,432
Cathay General Bancorp	579,494	27,821,507
Columbia Banking System, Inc.	1,370,214	35,269,308
OceanFirst Financial Corp.	750,247	13,181,840
United Community Banks, Inc.	535,319	16,782,251
Webster Financial Corp.	461,082	27,406,714
Wintrust Financial Corp.	290,800	38,513,552
WSFS Financial Corp.	336,407	18,142,429
		227,859,497
Research & Consulting Services–0.61%
CACI International, Inc., Class A(b)	27,588	13,760,343
Restaurants–1.27%
Cheesecake Factory, Inc. (The)(c)	523,056	28,579,780
Semiconductor Materials & Equipment–0.65%
MKS, Inc.	117,939	14,597,310
Semiconductors–4.27%
Allegro MicroSystems, Inc. (Japan)(b)(c)	836,590	24,428,428
Lattice Semiconductor Corp.(b)(c)	349,167	25,600,925
MACOM Technology Solutions Holdings, Inc.(b)	195,956	24,394,562
Silicon Laboratories, Inc.(b)	167,586	21,975,552
		96,399,467
Steel–1.50%
Commercial Metals Co.	591,869	33,902,256
Systems Software–0.56%
Progress Software Corp.(c)	290,218	12,749,277
Trading Companies & Distributors–0.99%
Air Lease Corp., Class A	351,819	22,393,279
Transaction & Payment Processing Services–1.02%
Marqeta, Inc., Class A(b)	2,488,473	13,139,137
Paymentus Holdings, Inc., Class A(b)	320,620	9,810,972
		22,950,109
Total Common Stocks & Other Equity Interests (Cost $1,667,741,484)		2,188,333,643
Money Market Funds–1.86%
Invesco Government & Agency Portfolio, Institutional Class, 4.05%(d)(e)	14,009,581	14,009,581
Invesco Treasury Portfolio, Institutional Class, 3.99%(d)(e)	28,096,479	28,096,479
Total Money Market Funds (Cost $42,106,060)		42,106,060
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.70% (Cost $1,709,847,544)		2,230,439,703
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Small Cap Fund®

Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–9.65%
Invesco Private Government Fund, 4.14%(d)(e)(f)	58,573,354	$58,573,354
Invesco Private Prime Fund, 4.26%(d)(e)(f)	159,517,993	159,565,848
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $218,137,281)		218,139,202
TOTAL INVESTMENTS IN SECURITIES–108.35% (Cost $1,927,984,825)		2,448,578,905
OTHER ASSETS LESS LIABILITIES—(8.35)%		(188,755,259)
NET ASSETS–100.00%		$2,259,823,646
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value September 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6,728,218	$168,308,906	$(161,027,543)	$-	$-	$14,009,581	$401,599
Invesco Treasury Portfolio, Institutional Class	14,573,949	312,573,682	(299,051,152)	-	-	28,096,479	805,259
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	71,355,058	361,980,091	(374,761,795)	-	-	58,573,354	1,937,813*
Invesco Private Prime Fund	185,809,900	701,129,940	(727,377,262)	1,921	1,349	159,565,848	5,240,080*
Total	$278,467,125	$1,543,992,619	$(1,562,217,752)	$1,921	$1,349	$260,245,262	$8,384,751

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Small Cap Fund®

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,188,333,643	$—	$—	$2,188,333,643
Money Market Funds	42,106,060	218,139,202	—	260,245,262
Total Investments	$2,230,439,703	$218,139,202	$—	$2,448,578,905
Invesco Main Street Small Cap Fund®